SUBSEQUENT EVENTS - Convertible Promissory Note Issuances (Details)									1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 09, 2027 USD ($) D $ / shares shares	Aug. 17, 2026 USD ($) D	Jul. 18, 2026 USD ($) installment shares	Jul. 09, 2026 USD ($) shares	Jul. 01, 2026 USD ($) item shares	Apr. 02, 2026 USD ($)	Mar. 30, 2026 USD ($)	Jan. 01, 2026 USD ($)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jul. 01, 2027	Dec. 31, 2025 $ / shares
SUBSEQUENT EVENTS
Conversion Price (in dollars per share) | $ / shares																$ 1
Proceeds from convertible debt													$ 3,292,400	$ 3,556,000
Interest expense											$ 844,000	$ 86,000	$ 1,348,000	$ 573,000
Subsequent events
SUBSEQUENT EVENTS
Proceeds from convertible debt							$ 150,000
Subsequent events | First July note
SUBSEQUENT EVENTS
Interest rate (in percentage)					12.00%										12.00%
Principal amount					$ 122,000
Purchase price					$ 110,000
Conversion price percentage					65.00%
Beneficial ownership limitation					4.99%
Amount of non-cash expense for the original issuance discount					$ 12,000
Payments for legal fees reimbursement					5,000
Proceeds from convertible debt					$ 105,000
Lock up period for conversion					6 months
Conversion price percentage subject to DTC					55.00%
Beneficial ownership limitation increase period					60 days
Prepayment premium expiration period					180 days
Number of shares reserved for conversion | shares					169,669
Subsequent events | First July note | Maximum
SUBSEQUENT EVENTS
Beneficial ownership limitation					9.90%
Prepayment premium percentage					140.00%
Subsequent events | First July note | Minimum
SUBSEQUENT EVENTS
Prepayment premium percentage					105.00%
Subsequent events | Second July note
SUBSEQUENT EVENTS
Interest rate (in percentage)					12.00%
Principal amount					$ 122,000
Purchase price					110,000
Amount of non-cash expense for the original issuance discount					12,000
Payments for legal fees reimbursement					5,000
Proceeds from convertible debt					105,000
Subsequent events | July 9 Note
SUBSEQUENT EVENTS
Interest rate (in percentage)	14.00%			14.00%
Principal amount	$ 13,000			$ 90,000
Purchase price				82,000
Aggregate repayment obligation	103,000
Periodic payments	$ 17,000
Debt instrument, repayment	180 days
Debt instrument, interval	30 days
DTC eligibility principal balance increases	$ 15,000
Conversion shares triggers liquidated damages	$ 2,000
Conversion Price (in dollars per share) | $ / shares	$ 10
Conversion price percentage	75.00%
Number of trading days | D	10
Beneficial ownership limitation	4.99%
Amount of non-cash expense for the original issuance discount				8,000
Payments for legal fees reimbursement				2,000
Proceeds from convertible debt				$ 80,000
Number of shares reserved for conversion | shares	53,700
Number of commitment shares issued | shares				525
Subsequent events | July 9 Note | Maximum
SUBSEQUENT EVENTS
Interest rate on default	24.00%
Subsequent events | July 18 Note
SUBSEQUENT EVENTS
Interest rate (in percentage)			12.00%
Principal amount			$ 150,000
Purchase price			135,000
Aggregate repayment obligation			$ 168,000
Percentage of outstanding principal			100.00%
Accrued interest plus			$ 750
Debt instrument - interest rate in case of default			22.00%
Conversion price percentage			65.00%
Amount of non-cash expense for the original issuance discount			$ 15,000
One time interest amount			$ 18,000
Beneficial ownership limitation			4.99%
Beneficial ownership limitation			$ 1,750
Number of shares issuable upon full conversion			3
Subsequent events | July 18 Note | Six Installment
SUBSEQUENT EVENTS
Periodic payments			$ 24,000
Debt instrument, repayment			140 days
Debt instrument, interval			30 days
Number of installments for periodic payments | installment			6
Subsequent events | July 18 Note | Seventh Installments
SUBSEQUENT EVENTS
Periodic payments			$ 23,000
Subsequent events | July 18 Note | Minimum
SUBSEQUENT EVENTS
Number of shares reserved for conversion | shares			1,000,000
Subsequent events | July 18
SUBSEQUENT EVENTS
Number of trading days of debt agreement			3 days
Subsequent events | Convertible promissory note
SUBSEQUENT EVENTS
Gross Proceeds From Convertible Debt					$ 135,000
Issuance of commitment shares | shares					2,000
Number of convertible debt financing | item					1
Principal amount					$ 150,000
Subsequent events | Unsecured convertible promissory notes issued to investors
SUBSEQUENT EVENTS
Interest rate (in percentage)		10.00%
Principal amount		$ 250,000
Purchase price		$ 225,000
Number of trading days | D		15
Beneficial ownership limitation		4.99%
Amount of non-cash expense for the original issuance discount		$ 25,000
Payments for legal fees reimbursement		11,000
Proceeds from convertible debt		$ 214,000				$ 200,000	$ 224,000	$ 2,125,150	$ 570,000	$ 570,000
Conversion price percentage subject to DTC		75.00%
Guaranteed and issuance interest payment		$ 25,000
Principle payments of debt instrument		$ 39,000
Repayment threshold period		180 days